SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Jun. 30, 2023	Jun. 30, 2022
Year-End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	7.2536	6.6994
Annual-Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.9213	6.5108